INCOME TAXES (Deferred Income Taxes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards		$ 11,015	$ 30,481
Capital losses carry-forwards		0	1
Operating lease liabilities		18,806	16,495
Research and development expenses carryforward		33,913	1,742
Share-based compensation		28,452	18,242
Depreciation differences		1,296	582
Accrued employees costs		4,546	3,506
Intangible assets		0	358
Tax advances		1,241	4,032
Other		1,635	139
Deferred tax assets		100,904	75,578
Valuation allowance		(78,790)	(34,157)
Deferred tax liabilities:
Convertible notes		0	19,415
Unrealized gains on marketable and other equity securities		72,626	15,343
Property and equipment		1,900	1,740
Operating lease ROU assets		17,136	14,999
Acquired Intangible assets	[1]	2,936	1,880
Other		319	1,574
Deferred tax liabilities		94,917	54,951
Long term receivables [Member]
Deferred tax assets:
Deferred tax assets		0	1,813
Long term liabilities [Member]
Deferred tax liabilities:
Deferred tax liabilities		$ 72,803	$ 15,343

[1]	In 2021, the Company completed an intra-entity transfer from US to Israel of certain intangible property (“IP”) rights associated with subsidiaries’ technology platform. This transfer resulted in income for US tax purposes of approximately $8,152 in 2021. As a result of the IP transfer, the Company utilized NOLs and consequently released the valuation allowance.